Change in working capital	12 Months Ended
Dec. 31, 2018
Change in working capital
Change in working capital

Note 26 - Change in working capital

		Restated	Restated
DKK thousand	2018	2017	2016
Increase/ decrease in receivables	(471)	1,306	143,212
Increase/ decrease in payables	13,256	(12,610)	13,626
Change in working capital	12,785	(11,304)	156,838